SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Valuation Assumptions
The fair value of the newly granted option awards is estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

	July 2016	November 2018
Risk free interest rate	0.69%	2.78%
Expected life (years)	3.5	1.6
Expected volatility	79.80%	38.24%
Expected dividend yield	0.00%	0.00%